Commitments and Contingencies (Details Narrative) $ in Thousands	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Purchase Obligation	$ 480,048
Six Vessels Under Construction [Member]
Property, Plant and Equipment [Line Items]
Payable in 2022	240,515
Payable in 2023	$ 239,533